Long-term Debt (Detail) In Millions, unless otherwise specified						12 Months Ended																																																		12 Months Ended
	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 EUR (€)	Nov. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Notes 0.875 Percent Due September 27th 2013 USD ($)	Jun. 30, 2012 Notes 0.875 Percent Due September 27th 2013 USD ($)	Jun. 30, 2013 Notes 2.95 Percent Due June 1st 2014 USD ($)	Jun. 30, 2012 Notes 2.95 Percent Due June 1st 2014 USD ($)	Jun. 30, 2013 Notes 1.625 Percent Due September 25th 2015 USD ($)	Jun. 30, 2012 Notes 1.625 Percent Due September 25th 2015 USD ($)	Jun. 30, 2013 Notes 2.5 Percent Due February 8th 2016 USD ($)	Jun. 30, 2012 Notes 2.5 Percent Due February 8th 2016 USD ($)	Jun. 30, 2013 Notes 0.875 Percent Due November 15th 2017 USD ($)		Jun. 30, 2012 Notes 0.875 Percent Due November 15th 2017		Jun. 30, 2013 Notes 1.0 Percent Due May 1st, 2018 USD ($)		Jun. 30, 2012 Notes 1.0 Percent Due May 1st, 2018		Jun. 30, 2013 Notes 4.2 Percent Due June 1st 2019 USD ($)	Jun. 30, 2012 Notes 4.2 Percent Due June 1st 2019 USD ($)	Jun. 30, 2013 Notes 3.0 Percent Due October 1st 2020 USD ($)	Jun. 30, 2012 Notes 3.0 Percent Due October 1st 2020 USD ($)	Jun. 30, 2013 Notes 4.0 Percent Due February 8th 2021 USD ($)	Jun. 30, 2012 Notes 4.0 Percent Due February 8th 2021 USD ($)	Jun. 30, 2013 Notes 2.125 Percent Due November 15th 2022 USD ($)		Jun. 30, 2012 Notes 2.125 Percent Due November 15th 2022		Jun. 30, 2013 Notes 2.375 Percent Due May 1st, 2023 USD ($)		Jun. 30, 2012 Notes 2.375 Percent Due May 1st, 2023		Jun. 30, 2013 Notes 2.625 Percent Due May 2, 2033 USD ($)		Jun. 30, 2012 Notes 2.625 Percent Due May 2, 2033		Jun. 30, 2013 Notes 5.2 Percent Due June 1st 2039 USD ($)	Jun. 30, 2012 Notes 5.2 Percent Due June 1st 2039 USD ($)	Jun. 30, 2013 Notes 4.5 Percent Due October 1st 2040 USD ($)	Jun. 30, 2012 Notes 4.5 Percent Due October 1st 2040 USD ($)	Jun. 30, 2013 Notes 5.3 Percent Due February 8th 2041 USD ($)	Jun. 30, 2012 Notes 5.3 Percent Due February 8th 2041 USD ($)	Jun. 30, 2013 Notes 3.5 Percent Due November 15th 2042 USD ($)		Jun. 30, 2012 Notes 3.5 Percent Due November 15th 2042		Jun. 30, 2013 Notes 3.750 Percent Due May 1, 2043 USD ($)		Jun. 30, 2012 Notes 3.750 Percent Due May 1, 2043		Jun. 30, 2013 Notes, Total USD ($)	Jun. 30, 2012 Notes, Total USD ($)	Jun. 30, 2013 Convertible Debt USD ($)	Jun. 30, 2012 Convertible Debt USD ($)
Debt Instrument [Line Items]
Debt maturity date						Sep. 27, 2013	Sep. 27, 2013	Jun. 01, 2014	Jun. 01, 2014	Sep. 25, 2015	Sep. 25, 2015	Feb. 08, 2016	Feb. 08, 2016	Nov. 15, 2017	[1]	Nov. 15, 2017	[1]	May 01, 2018	[2]	May 01, 2018	[2]	Jun. 01, 2019	Jun. 01, 2019	Oct. 01, 2020	Oct. 01, 2020	Feb. 08, 2021	Feb. 08, 2021	Nov. 15, 2022	[1]	Nov. 15, 2022	[1]	May 01, 2023	[2]	May 01, 2023	[2]	May 02, 2033	[3]	May 02, 2033	[3]	Jun. 01, 2039	Jun. 01, 2039	Oct. 01, 2040	Oct. 01, 2040	Feb. 08, 2041	Feb. 08, 2041	Nov. 15, 2042	[1]	Nov. 15, 2042	[1]	May 01, 2043	[2]	May 01, 2043	[2]			Jun. 15, 2013	Jun. 15, 2013
Face Value	$ 15,665	$ 1,950	€ 550	$ 2,250	$ 12,000	$ 1,000	$ 1,000	$ 2,000	$ 2,000	$ 1,750	$ 1,750	$ 750	$ 750	$ 600	[1]			$ 450	[2]			$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 500	$ 500	$ 750	[1]			$ 1,000	[2]			$ 715	[3]			$ 750	$ 750	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 900	[1]			$ 500	[2]			$ 15,665	$ 10,750	$ 0	$ 1,250
Stated Interest Rate						0.875%	0.875%	2.95%	2.95%	1.625%	1.625%	2.50%	2.50%	0.875%	[1]	0.875%	[1]	1.00%	[2]	1.00%	[2]	4.20%	4.20%	3.00%	3.00%	4.00%	4.00%	2.125%	[1]	2.125%	[1]	2.375%	[2]	2.375%	[2]	2.625%	[3]	2.625%	[3]	5.20%	5.20%	4.50%	4.50%	5.30%	5.30%	3.50%	[1]	3.50%	[1]	3.75%	[2]	3.75%	[2]			0.00%	0.00%
Effective Interest Rate						1.00%	1.00%	3.049%	3.049%	1.795%	1.795%	2.642%	2.642%	1.084%	[1]	1.084%	[1]	1.106%	[2]	1.106%	[2]	4.379%	4.379%	3.137%	3.137%	4.082%	4.082%	2.239%	[1]	2.239%	[1]	2.465%	[2]	2.465%	[2]	2.69%	[3]	2.69%	[3]	5.24%	5.24%	4.567%	4.567%	5.361%	5.361%	3.571%	[1]	3.571%	[1]	3.829%	[2]	3.829%	[2]			1.849%	1.849%

[1]	In November 2012, we issued $2.25 billion of debt securities.
[2]	In April 2013, we issued $1.95 billion of debt securities.
[3]	In April 2013, we issued €550 million of debt securities.